Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Recurring basis Level 2 Interest Rate Swap	Dec. 31, 2012 Recurring basis Level 3	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total Interest Rate Swap
Fair value measurements
Interest Rate Swap		$ 4,755,000			$ 4,755,000
Contingent Consideration	2,100,000		2,033,000	2,033,000
Earn-out paid	50,000
Reconciliation of the beginning and ending balance for the Level 3 measurement
Additions	2,049,000
Interest	32,000
Payments	(48,000)
Balance at the end of the period	$ 2,033,000